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Invesco S&P MidCap 400 QVM Multi-factor ETF
Summary Information
Investment Objective
The Invesco S&P MidCap 400® QVM Multi-factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P MidCap 400 QVM Multi-factor ETF
Management Fees	0.15%
Other Expenses	none
Total Annual Fund Operating Expenses	0.15%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco S&P MidCap 400 QVM Multi-factor ETF | Invesco S&P MidCap 400 QVM Multi-factor ETF | USD ($)	15	48	85	192

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of 90% of the stocks within the S&P MidCap 400® Index (the “Parent Index”), after excluding those with the lowest quality, value and momentum multi-factor score. The Underlying Index is composed of securities with multi-factor scores representing the top 90% of the Parent Index, as determined by the Index Provider.
To construct the Underlying Index, each security in the Parent Index is assigned three separate “style scores” for each of the three factors (i.e., quality, value and momentum), based on the characteristics of the issuer:
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The Quality score of each stock is based on the following three fundamental measures: (i) return on equity, (ii) accruals ratio, and (iii) financial leverage ratio (the Quality score of companies in the Financials or Real Estate sectors according to the Global Industry Classification Standard (“GICS”) is based only on the return on equity and financial leverage ratio measures).
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The Value score of each stock is based on the following three fundamental measures: (i) book value-to-price ratio (ii) earnings-to-price ratio, and (iii) sales-to-price ratio.
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The Momentum score of each stock is based on the risk-adjusted price performance during the specified prior measurement period.
Next, a combined “multi-factor” score is generated for each stock in the Parent Index by calculating the average of the underlying quality, value and momentum scores. Securities whose multi-factor score ranks within the top 90% of securities in the Parent Index (i.e., the 360 securities with the highest multi-factor scores) are generally selected for inclusion in the Underlying Index. Securities in the Underlying Index are weighted based on their float-adjusted market capitalization.
As of October 31, 2023, the Underlying Index was comprised of 355 constituents with market capitalizations ranging from $1.3 billion to $16.1 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Return—Calendar Year

	Period Ended	Returns
Year-to-date	September 30, 2023	3.61%
Best Quarter	December 31, 2022	10.83%
Worst Quarter	June 30, 2022	-14.91%

Average Annual Total Returns (for the period ended December 31, 2022)
Average Annual Returns - Invesco S&P MidCap 400 QVM Multi-factor ETF	1 Year	Since Inception	Inception Date
Invesco S&P MidCap 400 QVM Multi-factor ETF	(13.02%)	(5.24%)	Jun. 30, 2021
After Taxes on Distributions | Invesco S&P MidCap 400 QVM Multi-factor ETF	(13.36%)	(5.60%)
After Taxes on Distributions and Sale of Fund Shares | Invesco S&P MidCap 400 QVM Multi-factor ETF	(7.52%)	(4.01%)
S&P MidCap 400 Quality, Value & Momentum Top 90% Multi-factor Index (reflects no deduction for fees, expenses or taxes)	(12.92%)	(5.15%)
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	(13.06%)	(5.25%)

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.